Fair value measurements (Detail) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Marketable securities:
Marketable securities		$ 14,129,723	$ 38,658,933
U.S. government agency securities
Marketable securities:
Marketable securities		8,986,259	31,059,491
Commercial paper
Marketable securities:
Marketable securities		4,440,689	6,081,202
Corporate debt securities
Marketable securities:
Marketable securities		702,775	1,518,240
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 2,321,614	5,046,205	11,681,074
Marketable securities:
Total assets	2,321,614	19,175,928	50,340,007
Fair Value, Measurements, Recurring | U.S. government agency securities
Marketable securities:
Marketable securities		8,986,259	31,059,491
Fair Value, Measurements, Recurring | Commercial paper
Marketable securities:
Marketable securities		4,440,689	6,081,202
Fair Value, Measurements, Recurring | Corporate debt securities
Marketable securities:
Marketable securities		702,775	1,518,240
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	2,321,614	5,046,205	11,681,074
Marketable securities:
Total assets	2,321,614	5,046,205	11,681,074
Fair Value, Measurements, Recurring | Level 1 | U.S. government agency securities
Marketable securities:
Marketable securities		0	0
Fair Value, Measurements, Recurring | Level 1 | Commercial paper
Marketable securities:
Marketable securities		0	0
Fair Value, Measurements, Recurring | Level 1 | Corporate debt securities
Marketable securities:
Marketable securities		0	0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0	0
Marketable securities:
Total assets	0	14,129,723	38,658,933
Fair Value, Measurements, Recurring | Level 2 | U.S. government agency securities
Marketable securities:
Marketable securities		8,986,259	31,059,491
Fair Value, Measurements, Recurring | Level 2 | Commercial paper
Marketable securities:
Marketable securities		4,440,689	6,081,202
Fair Value, Measurements, Recurring | Level 2 | Corporate debt securities
Marketable securities:
Marketable securities		702,775	1,518,240
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0	0
Marketable securities:
Total assets	$ 0	0	0
Fair Value, Measurements, Recurring | Level 3 | U.S. government agency securities
Marketable securities:
Marketable securities		0	0
Fair Value, Measurements, Recurring | Level 3 | Commercial paper
Marketable securities:
Marketable securities		0	0
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities
Marketable securities:
Marketable securities		$ 0	$ 0